Other Liabilities - Schedule of Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Other Liabilities Disclosure [Abstract]
Returns reserve	$ 63,818	$ 70,865
Medicaid and indirect rebates	31,947	36,638
Employees and payroll accruals	21,057	19,123
Accrued income taxes	16,950	20,619
Accrued expenses	16,308	17,952
Deferred revenue	9,439	223
Suppliers of property, plant and equipment	4,654	2,281
Derivative instruments	3,769	591
Legal and audit fees	2,253	2,723
Settlements and loss contingencies	1,841	1,736
Due to customers	1,550	4,330
Royalties	863	1,707
Other	7,312	11,271
Other current liabilities	$ 181,761	$ 190,059